UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 0.7%
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	$625	$623,119

California — 19.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	1,355	1,399,038
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,315	1,349,874
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	890	895,046
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,240	1,159,747
California State Public Works Board, RB:
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,075	2,120,318
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	645	666,343
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	2,020	1,732,271
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/35	2,725	2,654,259
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,750	1,775,970
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,600	1,604,384
State of California, GO, Various Purpose, 6.00%, 3/01/33	1,275	1,362,274

		16,719,524

Colorado — 3.4%
City & County of Denver Colorado, Refunding RB, Series A, 5.25%, 11/15/36	1,810	1,802,380

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	$1,095	$1,096,336

		2,898,716

Delaware — 1.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,230	1,200,074

District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, RB, Series A, 5.25%, 10/01/29	1,000	1,057,180

Florida — 3.8%
County of St. John’s Florida, RB, CAB (AMBAC), 5.35%, 6/01/30 (a)	1,715	579,019
Escambia County Health Facilities Authority, RB, Florida Health Care Facility Loan, VHA Program (AMBAC), 5.95%, 7/01/20	589	601,926
Village Center Community Development District, RB, Series A (NPFGC), 5.00%, 11/01/32	1,795	1,465,761
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	1,000	632,460

		3,279,166

Georgia — 3.8%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	2,900	3,244,926

Illinois — 11.9%
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	1,205	1,199,602
City of Chicago Illinois, Refunding RB, General, Third Lien, Series C, 6.50%, 1/01/41 (b)	645	687,338
County of Cook Illinois, GO, Refunding, Series A, 5.25%, 11/15/33	1,685	1,686,213
Illinois Finance Authority, RB:
Navistar International, Recovery Zone, 6.50%, 10/15/40	510	512,234
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/30	1,600	1,726,448

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CAB	Capital Appreciation Bonds
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
VHA	Veterans Health Administration

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2011	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	$1,900	$1,966,253
OSF Healthcare System, Series A, 6.00%, 5/15/39	990	956,142
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	690	665,767
6.00%, 6/01/28	195	187,539
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	625	604,650

		10,192,186

Indiana — 2.7%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,210	2,265,692

Kansas — 1.9%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	1,600	1,660,672

Kentucky — 4.3%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	660	626,195
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	1,500	1,581,990
Louisville/Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	1,450	1,419,506

		3,627,691

Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	715	717,760

Maryland — 1.1%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	985	942,478

Massachusetts — 2.1%
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, 5.38%, 8/15/38	1,000	1,036,830
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	750	775,987

		1,812,817

Michigan — 4.8%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,990	1,893,963
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,000	1,040,150

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	$995	$1,128,101

		4,062,214

Nebraska — 0.4%
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	315	307,742

Nevada — 7.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,600	1,699,232
County of Clark Nevada, GO, Refunding, Transportation, Series A, 5.00%, 12/01/29	1,400	1,426,362
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	3,075	3,101,875

		6,227,469

New Jersey — 3.0%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,165	1,173,201
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	1,295	1,350,206

		2,523,407

New York — 8.6%
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE, 5.38%, 6/15/43	385	397,089
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,500	1,515,975
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	605	605,569
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,312,790
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	1,510	1,546,134

		7,377,557

North Carolina — 2.6%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	2,735	2,212,287

Pennsylvania — 2.8%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	500	521,880
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	1,945	1,862,357

		2,384,237

2	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico — 3.0%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	$2,605	$2,552,900

Texas — 12.2%
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	890	945,874
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	500	543,045
Lower Colorado River Authority, RB:
5.75%, 5/15/28	810	852,849
5.50%, 5/15/33	2,000	2,062,840
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,011,030
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,905	1,940,090
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,980	3,057,182

		10,412,910

Utah — 0.2%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	205	189,949

Virginia — 1.3%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,000	1,103,000

Total Municipal Bonds – 104.9%		89,595,673

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

California — 20.4%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	1,995	2,046,671
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	2,400	2,236,104
Los Angeles Community College District California, GO, Election of 2008:
Series A, 6.00%, 8/01/33	3,898	4,208,145
Series C, 5.25%, 8/01/39	2,630	2,656,668
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	400	388,352
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	4,214	4,322,849
University of California, RB, Series O, 5.75%, 5/15/34	1,500	1,596,195

		17,454,984

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

District of Columbia — 4.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	$1,395	$1,517,230
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	1,799	1,869,706

		3,386,936

Florida — 8.8%
Jacksonville Economic Development Commission, RB, Mayo Clinic Jacksonville, Series B, 5.50%, 11/15/36	7,490	7,493,071

Illinois — 3.6%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	2,800	3,100,944

Nevada — 5.6%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,500	2,702,075
Series B, 5.50%, 7/01/29	1,994	2,115,387

		4,817,462

New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	1,094	1,133,796

New Jersey — 2.3%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	2,000	1,997,260

New York — 6.6%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	1,410	1,512,463
Series FF-2, 5.50%, 6/15/40	1,994	2,079,214
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	2,000	2,038,640

		5,630,317

Ohio — 1.6%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	1,560	1,396,574

South Carolina — 2.2%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,755	1,839,837

Texas — 5.7%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	2,025	2,135,105
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	2,750	2,726,432

		4,861,537

Virginia — 1.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	899	902,818

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2011	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	$1,680	$1,537,416

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 65.0%		55,552,952

Total Long-Term Investments (Cost – $144,815,111) – 169.9%		145,148,625

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.23% (d)(e)	2,894,880	2,894,880

Total Short-Term Securities (Cost – $2,894,880) – 3.4%		2,894,880

Total Investments (Cost – $147,709,991*) – 173.3%		148,043,505
Other Assets Less Liabilities – 2.7%		2,293,035
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (35.9)%		(30,641,825)
Preferred Shares, at Redemption Value – (40.1)%		(34,251,858)

Net Assets Applicable to Common Shares – 100.0%		$85,442,857

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$117,595,588

Gross unrealized appreciation	$3,404,064
Gross unrealized depreciation	(3,573,185)

Net unrealized depreciation	$(169,121)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Citigroup Global Markets	$687,338	$6,940

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at April 30, 2011	Income

FFI Institutional Tax-Exempt Fund	4,963,552	(2,068,672)	2,894,880	$2,892

(e)	Represents the current yield as of report date.

4	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2011

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF)

•	Financial futures contracts sold as of April 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

63	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$7,466,365	$(165,495)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$145,148,625	—	$145,148,625
Short-Term Securities	$2,894,880	—	—	2,894,880

Total	$2,894,880	$145,148,625	—	$148,043,505

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(165,495)	—	—	$(165,495)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Municipal Income Investment Trust

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: June 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: June 24, 2011